Summary of Significant Accounting Policies - Schedule of Fair Value Measurements of Liabilities (Details) - Recurring {Member} - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Schedule of Fair Value Measurements of Liabilities [Line Items]
Warrant liabilities	$ 87	$ 52
Convertible notes:
Convertible notes	11,126
Level 1 [Member]
Schedule of Fair Value Measurements of Liabilities [Line Items]
Warrant liabilities	87	52
Convertible notes:
Convertible notes
Level 2 [Member]
Schedule of Fair Value Measurements of Liabilities [Line Items]
Warrant liabilities
Convertible notes:
Convertible notes
Level 3 [Member]
Schedule of Fair Value Measurements of Liabilities [Line Items]
Warrant liabilities
Convertible notes:
Convertible notes	$ 11,126